Investments - Schedule of Fair Value of Investments (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 2,839.1	$ 2,590.6
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	343.0	477.8
Unrealized gains	0.0	6.6
Unrealized losses	(6.7)	(0.2)
Fair value	336.3	484.2
Agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		6.9
Unrealized gains		0.0
Unrealized losses		0.0
Fair value		6.9
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	39.1	46.6
Unrealized gains	0.0	0.6
Unrealized losses	(0.5)	0.0
Fair value	38.6	47.2
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,730.7	1,616.8
Unrealized gains	1.5	35.7
Unrealized losses	(34.3)	(0.3)
Fair value	1,697.9	1,652.2
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	428.8	244.3
Unrealized gains	0.1	5.6
Unrealized losses	(4.5)	0.0
Fair value	424.4	249.9
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	10.3	1.0
Unrealized gains	0.0	0.0
Unrealized losses	(0.2)	0.0
Fair value	10.1	1.0
Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	287.2	197.2
Unrealized gains	0.3	1.9
Unrealized losses	(2.1)	(0.1)
Fair value	285.4	199.0
Fixed maturity securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	2,839.1	2,590.6
Unrealized gains	1.9	50.4
Unrealized losses	(48.3)	(0.6)
Fair value	2,792.7	2,640.4
Fixed maturity securities | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	336.3	484.2
Fixed maturity securities | Agencies
Debt Securities, Available-for-Sale [Line Items]
Fair value		6.9
Fixed maturity securities | Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	38.6	47.2
Fixed maturity securities | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	1,697.9	1,652.2
Fixed maturity securities | Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	424.4	249.9
Fixed maturity securities | Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	10.1	1.0
Fixed maturity securities | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	285.4	199.0
Short-term investments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	269.1	111.3
Unrealized gains	0.0	0.0
Unrealized losses	(0.4)	0.0
Fair value	268.7	111.3
Short-term investments | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	267.3	109.9
Unrealized gains	0.0	0.0
Unrealized losses	(0.4)	0.0
Fair value	266.9	109.9
Short-term investments | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1.4	1.0
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	1.4	1.0
Short-term investments | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	0.4	0.4
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	$ 0.4	$ 0.4